Defined benefit plans	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined benefit plans
25.	Defined benefit plans
(a) Defined benefit plan assets and obligations
The Group has operated a defined benefit plan and calculates defined benefit obligations based on the employee’s pension compensation benefits and service period.
Defined benefit obligations and plan assets as of December 31, 2020 and 2021 are as follows:

	2020		2021
Present value of defined benefit obligations	~~W~~	2,182,464	2,205,869
Fair value of plan assets		(2,138,324)	(2,296,685)

Recognized liability (asset) for defined benefit obligations (*)	~~W~~	44,140	(90,816)

(*)
The liability for defined benefit obligation of
~~W~~
44,140 million as of December 31, 2020 is the net defined benefit liabilities of
~~W~~
62,514 million less the net defined assets of
~~W~~
18,374 million. In addition, the asset for defined benefit obligation of
~~W~~
90,816 million as of December 31, 2021 is the net defined benefit assets of
~~W~~
142,020 million less the net defined liabilities of
~~W~~
51,204 million.

(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Defined benefit obligation		Plan assets	Net defined benefit liability (asset)
Beginning balance	~~W~~	2,063,102	(1,943,644)	119,458
Included in profit or loss:
Current service cost		179,390	—	179,390
Past service cost		9,069	—	9,069
Interest expense (income)		57,674	(55,466)	2,208
Settlement expense		(306)	—	(306)

		245,827	(55,466)	190,361

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		18	—	18
Financial assumptions		(44,424)	—	(44,424)
Experience adjustment		2,957	—	2,957
- Return on plan assets excluding interest income		—	20,027	20,027

		(41,449)	20,027	(21,422)

Other:
Benefits paid by the plan		(83,614)	77,567	(6,047)
Contributions paid into the plan		(268)	(239,570)	(239,838)
Settlement gain or loss		(2,695)	4,053	1,358
Business combination (Note 47)		2,139	(1,291)	848
Effect of changes in foreign exchange rates		(578)	—	(578)

		(85,016)	(159,241)	(244,257)

Ending balance	~~W~~	2,182,464	(2,138,324)	44,140

(*)	Profit and loss related to defined benefit plans are all included in the general administrative expense.

	2021
	Defined benefit obligation		Plan assets	Net defined benefit liability (asset)
Beginning balance	~~W~~	2,182,464	(2,138,324)	44,140
Included in profit or loss:
Current service cost		179,751	—	179,751
Past service cost		2,570	—	2,570
Interest expense (income)		64,729	(64,759)	(30)
Settlement income		(4,844)	—	(4,844)

		242,206	(64,759)	177,447

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		(1,642)	—	(1,642)
Financial assumptions		(87,406)	2,421	(84,985)
Experience adjustment		(5,450)	—	(5,450)
- Return on plan assets excluding interest income		—	32,720	32,720

		(94,498)	35,141	(59,357)

Other:
Benefits paid by the plan		(127,493)	120,347	(7,146)
Succession through related party transactions		5,135	—	5,135
Contributions paid into the plan		(10)	(249,099)	(249,109)
Settlement gain or loss		(2,231)	9	(2,222)
Effect of changes in foreign exchange rates		296	—	296

		(124,303)	(128,743)	(253,046)

Ending balance	~~W~~	2,205,869	(2,296,685)	(90,816)

(*)	Profit and loss related to defined benefit plans are all included in the general administrative expense.

(c)	The composition of plan assets as of December 31, 2020 and 2021 are as follows:

	2020		2021
Plan assets comprise:
Equity securities	~~W~~	74,631	—
Debt securities		23,713	43,607
Due from banks		1,900,963	1,915,361
Others		139,017	337,717

	~~W~~	2,138,324	2,296,685

(d)	Actuarial assumptions as of December 31, 2020 and 2021 are as follows:

	2020	2021	Description
Discount rate	2.68%~3.30%	3.19%~3.77%	AA0 corporate bond yields
Future salary increase rate	1.90%~4.00% + Upgrade rate	1.98%~5.00% + Upgrade rate	Average for 5 years
Weighted average maturity	7.6 years~ 15.4 years	7.4 years~ 14.8 years
(e)	Sensitivity analysis
As of December 31, 2020 and 2021, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2020
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(207,093)	233,570
Future salary increase rate (1%p movement)		232,892	(210,305)

	2021
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(197,174)	216,226
Future salary increase rate (1%p movement)		216,450	(200,843)

(f)	The Group’s estimated contribution is ~~W~~ 182,632 million as of December 31, 2022.